VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 2.5%
Brambles Ltd. 312,627 $ 3,719,323
Underline
Belgium : 2.2%
Anheuser-Busch InBev SA 65,759 3,291,042
Underline
Brazil : 2.1%
Ambev SA 1,680,700 3,195,833
Underline
Canada : 2.3%
BRP, Inc. 66,828 3,401,806
Underline
China : 29.9%
Alibaba Group Holding Ltd.
(HKD) 352,700 3,732,124
Baidu, Inc. (HKD) * 355,600 3,749,745
Foshan Haitian Flavouring &
Food Co. Ltd. 362,900 2,268,929
Inner Mongolia Yili Industrial
Group Co. Ltd. 1,065,000 4,379,432
JD.com, Inc. (HKD) 246,900 4,286,258
Jiangsu Yanghe Distillery Co.
Ltd. 342,900 3,901,895
Luzhou Laojiao Co. Ltd. 225,300 3,842,022
SF Holding Co. Ltd. 709,779 3,896,967
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd. 82,900 2,080,466
Tencent Holdings Ltd. (HKD) 75,800 4,044,983
Wuliangye Yibin Co. Ltd. 208,500 3,977,373
Yum China Holdings, Inc.
(USD) 93,127 4,485,928
44,646,122
France : 6.9%
Edenred SE 103,750 3,409,733
Pernod Ricard SA 29,838 3,370,165
Sanofi SA 36,400 3,537,277
10,317,175
Germany : 5.1%
Rheinmetall AG 6,212 3,967,553
Sartorius Stedim Biotech 18,407 3,592,369
7,559,922
Ireland : 2.5%
Kerry Group Plc 38,654 3,726,783
Underline
Japan : 14.0%
Daifuku Co. Ltd. † 188,200 3,871,105
Harmonic Drive Systems,
Inc. † 200,200 4,197,443
Number
of Shares Value
Japan (continued)
Kubota Corp. † 289,100 $ 3,353,096
Murata Manufacturing Co.
Ltd. 117,300 1,863,134
Nabtesco Corp. † 232,700 4,117,080
Omron Corp. 104,100 3,509,279
20,911,137
Netherlands : 2.5%
Adyen NV 144A * 2,517 3,739,195
Underline
Poland : 2.0%
Allegro.eu SA 144A * 464,178 3,041,453
Underline
Singapore : 2.6%
Singapore Exchange Ltd. 417,000 3,891,241
Underline
Sweden : 2.4%
Elekta AB † 632,498 3,498,548
Underline
Switzerland : 7.2%
DSM-Firmenich AG (EUR) 31,581 3,191,255
Julius Baer Group Ltd. † 62,442 4,056,507
Roche Holding AG 12,495 3,498,696
10,746,458
United Kingdom : 15.8%
British American Tobacco Plc 97,839 3,531,902
GSK Plc 201,389 3,398,238
Imperial Brands Plc 58,345 1,866,551
Melrose Industries Plc 572,179 3,955,552
Reckitt Benckiser Group Plc 61,692 3,735,755
Rentokil Initial Plc 732,406 3,657,245
Spirax Group Plc 39,647 3,392,801
23,538,044
Total Common Stocks
(Cost: $148,001,039) 149,224,082
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.8%
Money Market Fund: 6.8%
(Cost: $10,217,117)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 10,217,117 10,217,117
Total Investments: 106.8%
(Cost: $158,218,156) 159,441,199
Liabilities in excess of other assets: (6.8)% (10,164,317)
NET ASSETS: 100.0% $ 149,276,882
Definitions:
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
† Security fully or partially on loan. Total market value of securities on loan is $15,791,670.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,780,648, or 4.5% of net assets.